Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2026
Regulatory Matters [Line Items]
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2025	March 2026	March 2027	March 2028
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.11%	0.13%	0.13%	0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio (3)	3.7%	3.7%	3.7%	3.7%

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.13% after March 2026.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)
The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2025 and 2026 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2025		2026
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,826	8.11	6,579	8.13
Actual	9,506	13.23	10,650	13.16
Tier 1 capital:
Required (1)	6,904	9.61	7,793	9.63
Actual	11,248	15.65	12,733	15.73
Total risk-based capital:
Required (1)	8,341	11.61	9,411	11.63
Actual	12,755	17.75	14,252	17.61
Leverage Ratio (2) :
Required (3)	8,715	3.70	9,658	3.70
Actual	11,248	4.77	12,733	4.87

	2025		2026
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
MHBK:
Common Equity Tier 1 capital:
Required	2,964	4.50	3,339	4.50
Actual	7,529	11.42	8,586	11.57
Tier 1 capital:
Required	3,952	6.00	4,452	6.00
Actual	9,267	14.06	10,673	14.38
Total risk-based capital:
Required	5,270	8.00	5,936	8.00
Actual	10,718	16.27	12,161	16.38
Leverage Ratio (2) :
Required	6,837	3.15	7,578	3.15
Actual	9,267	4.26	10,673	4.43
MHTB:
Common Equity Tier 1 capital:
Required	70	4.50	—	—
Actual	493	31.60	—	—
Tier 1 capital:
Required	93	6.00	—	—
Actual	493	31.60	—	—
Total risk-based capital:
Required	125	8.00	—	—
Actual	493	31.60	—	—
Leverage Ratio (2) (4) :
Required	115	3.15	—	—
Actual	493	13.49	—	—
Core capital (4) :
Required	—	—	59	4.00
Actual	—	—	436	29.28
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,737	4.50	3,086	4.50
Actual	6,116	10.05	6,758	9.85
Tier 1 capital:
Required	3,649	6.00	4,115	6.00
Actual	7,843	12.89	8,832	12.87
Total risk-based capital:
Required	4,866	8.00	5,487	8.00
Actual	9,258	15.22	10,319	15.04
Leverage Ratio (2) :
Required	6,240	3.15	6,763	3.15
Actual	7,843	3.95	8,832	4.11
MHTB:
Common Equity Tier 1 capital:
Required	66	4.50	—	—
Actual	454	30.86	—	—

	2025		2026
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Tier 1 capital:
Required	88	6.00	—	—
Actual	454	30.86	—	—
Total risk-based capital:
Required	117	8.00	—	—
Actual	454	30.86	—	—
Leverage Ratio (2) (4) :
Required	110	3.15	—	—
Actual	454	12.98	—	—
Core capital (4) :
Required	—	—	57	4.00
Actual	—	—	416	29.04

Notes:
(1)
The required ratios disclosed above, at March 31, 2025 and 2026, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.11% and 0.13%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2025 and 2026 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios disclosed above, at March 31, 2025 and 2026, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

(4)
The core capital ratio is a Japan-specific regulatory indicator that measures capital adequacy under the domestic standard applicable to banks with only domestic operations. Since transitioning to a domestic standard applicable to banks with only domestic operations from December 31, 2025, Mizuho Trust & Banking is subject to the domestic standard and is no longer subject to the leverage ratio requirements.